SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents

	March 31,	December 31,
	2026	2025
Cash and cash equivalents	$22,348	$22,432
Restricted cash	5,772	1,048
Total cash, cash equivalents and restricted cash	$28,120	$23,480

The reconciliation of cash, cash equivalents and restricted cash is as follows:

	December 31,
	2025	2024
Cash and cash equivalents	$22,432	$3,465
Restricted cash	1,048	13,087
Total cash, cash equivalents and restricted cash	$23,480	$16,552

Schedule of Restrictions on Cash and Cash Equivalents

	March 31,	December 31,
	2026	2025
Cash and cash equivalents	$22,348	$22,432
Restricted cash	5,772	1,048
Total cash, cash equivalents and restricted cash	$28,120	$23,480

The reconciliation of cash, cash equivalents and restricted cash is as follows:

	December 31,
	2025	2024
Cash and cash equivalents	$22,432	$3,465
Restricted cash	1,048	13,087
Total cash, cash equivalents and restricted cash	$23,480	$16,552